Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed "expected" tax provision	$ 48.6	$ 28.1	$ 26.5
Nondeductible expenses	0.8	0.2	1.4
Section 199 benefits	(2.1)	(1.3)	(1.5)
State income taxes	7.8	5.0	4.4
Recognition of unrecognized tax benefits			(3.8)
Other	1.4	(0.9)	1.8
Income tax provision	$ 56.5	$ 31.1	$ 28.8
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Computed "expected" tax provision	35.00%	35.00%	35.00%
Nondeductible expenses	0.60%	0.20%	1.90%
Section 199 benefits	(1.50%)	(1.60%)	(2.00%)
State income taxes	5.70%	6.20%	5.80%
Recognition of unrecognized tax benefits			(5.00%)
Other	0.90%	(1.10%)	2.40%
Effective Income Tax Rate Reconciliation, Percent, Total	40.70%	38.70%	38.10%